Condensed financial information of the Company (Condensed Statements of Comprehensive Income) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Sales tax	$ (53,185,957)	$ (52,090,833)	$ (54,487,403)
General and administrative expenses	(105,622,486)	(64,498,306)	(38,829,308)
Operating income	97,049,495	213,775,379	223,263,860
Interest expense	(28,200,767)	(16,862,532)	0
Interest income	14,577,322	11,681,487	9,018,626
Loss on extinguishment of debt	(9,848,931)	0	0
Equity in profit of subsidiaries, net	(1,691,897)	(117,188)	0
Income from operations before income taxes	79,053,983	210,016,114	232,282,486
Income taxes	(30,557,618)	(83,659,850)	(74,174,627)
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	48,515,730	126,356,264	156,997,595
Other comprehensive income, net of tax of nil
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders	45,161,778	152,267,204	159,138,443
Other comprehensive income, tax effect	0	0	0
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Sales tax	0	0	0
General and administrative expenses	(8,860,382)	(16,494,847)	(4,422,693)
Operating income	(8,860,382)	(16,494,847)	(4,422,693)
Interest expense	(58,515,706)	(24,635,780)	(9,243,078)
Interest income	1,289,907	749,408	722
Loss on extinguishment of debt	(9,848,931)	0	0
Equity in profit of subsidiaries, net	124,450,842	166,737,483	170,662,644
Income from operations before income taxes	48,515,730	126,356,264	156,997,595
Income taxes	0	0	0
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders	48,515,730	126,356,264	156,997,595
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	(3,353,952)	25,910,940	2,140,848
Comprehensive income attributable to Xinyuan Real Estate Co., Ltd. shareholders	45,161,778	152,267,204	159,138,443
Other comprehensive income, tax effect	$ 0	$ 0	$ 0